Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding and exercisable under the Company's 1991 Equity and Performance Incentive Plan
Options outstanding and exercisable as of June 30, 2016 under the Company’s 1991 Equity and Performance Incentive Plan (as Amended and Restated as of February 12, 2014) (the 1991 Plan) and changes during the six months ended June 30, 2016 were as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
		(per share)	(in years)
Outstanding at January 1, 2016	1.7	$34.21
Expired or forfeited	(0.2)	$39.30
Granted	0.5	$27.39
Outstanding at June 30, 2016	2.0	$32.09	8	$—
Options exercisable at June 30, 2016	1.1	$33.87	6	$—
Options vested and expected to vest at June 30, 2016 (2)	1.9	$32.17	7	$—

(1)
The aggregate intrinsic value (the difference between the closing price of the Company’s common shares on the last trading day of the second quarter of 2016 and the exercise price, multiplied by the number of “in-the-money” options) that would have been received by the option holders had all option holders exercised their options on June 30, 2016. The amount of aggregate intrinsic value will change based on the fair market value of the Company’s common shares.

(2)	The options expected to vest are the result of applying the pre-vesting forfeiture rate assumption to total outstanding non-vested options.

Summarized information on unvested restricted stock units (RSUs), performance shares and deferred shares
The following table summarizes information on non-vested RSUs and performance shares relating to employees and non-employee directors for the six months ended June 30, 2016:

	Number of Shares	Weighted-Average Grant-Date Fair Value
		(per share)
RSUs:
Non-vested at January 1, 2016	0.9	$32.53
Forfeited	(0.1)	$31.74
Vested	(0.2)	$31.71
Granted	0.5	$27.13
Non-vested at June 30, 2016	1.1	$30.12
Performance Shares:
Non-vested at January 1, 2016	0.8	$34.06
Forfeited	—	$32.58
Vested	(0.2)	$29.35
Granted	0.6	$27.26
Non-vested at June 30, 2016	1.2	$31.48